VOYAGE REVENUES (Tables)	6 Months Ended
Jun. 30, 2023
VOYAGE REVENUES [Abstract]
Voyage Revenues
Our voyage revenues consist of time charter revenues and spot charter revenues with the following split for the six-month periods ended June 30, 2023 and June 30, 2022:

All amounts in USD ‘000	2023	2022
Spot charter revenues	196,803	100,170
Time charter revenues	23,731	24,009
Total Voyage Revenues	220,534	124,179

Future Minimum Revenues
The future minimum revenues as of June 30, 2023 related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2023	14,469
2024	17,202
2025	17,155
2026	17,155
2027	17,155
Thereafter	7,406
Future minimum revenues	90,542